Shareholders' Equity (Details)					6 Months Ended		12 Months Ended
		Feb. 08, 2024 $ / shares shares	Apr. 06, 2023 USD ($) shares	Mar. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Oct. 28, 2022 shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares
Stockholders Equity [Line Items]
Stock split of ordinary shares		20
Common stock shares authorized	[1]				1,000,000,000		1,000,000,000
Common stock pre spilit shares		50,000,000
Common stock value per share (in Dollars per share) | $ / shares	[1]				$ 0.00005		$ 0.00005
Ordinary shares issued	[1]				156,547,100		155,947,100
Surrendered of ordinary shares								265,000,000
Total gross proceeds (in Dollars) | $			$ 378,840			$ 8,000,000
Net proceeds from issuance of initial public offering (in Dollars) | $				$ 6,800,000
Granted underwriters option purchase period				45 days
Statutory surplus percentage					10.00%
Reserve is equal percentage					50.00%
Restricted amounts (in Dollars) | $					$ 2,277,430		$ 2,010,890
Restricted net assets (in Dollars) | $					$ 2,363,989		$ 2,097,449
Minimum [Member]
Stockholders Equity [Line Items]
Common stock value per share (in Dollars per share) | $ / shares		$ 0.001
Maximum [Member]
Stockholders Equity [Line Items]
Common stock value per share (in Dollars per share) | $ / shares		$ 0.00005
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock shares authorized		1,000,000,000
Common Stock [Member]
Stockholders Equity [Line Items]
Ordinary shares issued					400,000,000				135,000,000	135,000,000
Ordinary shares outstanding									135,000,000	135,000,000
Offering shares	[2]				30,000	1,000,000
IPO [Member]
Stockholders Equity [Line Items]
Offering shares				20,000,000
Public offering price (in Dollars per share) | $ / shares				$ 0.4
Total gross proceeds (in Dollars) | $				$ 8,000,000
IPO [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Offering shares				3,000,000
Over-Allotment Option [Member]
Stockholders Equity [Line Items]
Offering shares			947,100

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.